Partners' Capital, Equity and Incentive Compensation Plans (Summary of Award Activity Under 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and Related Information) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2013 Equity Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Weighted average fair value	$ 3.50
Weighted average fair value, Granted	$ 4.96		$ 3.50
Weighted average fair value, Cancelled/Expired	$ 3.52		$ 3.52
Ending balance, Weighted average fair value	$ 4.25		$ 3.50
Beginning balance, Options Outstanding	367,910
Options, Granted	238,039
Options, Cancelled/Expired	(14,000)
Ending balance, Options Outstanding	591,949		367,910
Beginning balance, Weighted average exercise price options outstanding	$ 21.00
Weighted average exercise price options outstanding, Granted	$ 25.59		$ 21.00
Weighted average exercise price options outstanding, Cancelled/Expired	$ 21.00
Ending balance, Weighted average exercise price options outstanding	$ 22.85		$ 21.00
2013 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of units	108,629
Number of units, granted	44,000
Ending balance, Number of units	152,629		108,629
Beginning balance, Weighted average exercise price units	$ 21.00
Weighted average exercise price units, Granted	$ 25.51
Ending balance, Weighted average exercise price units	$ 22.30		$ 21.00
Beginning balance, Options Outstanding	108,629
Options, Granted			108,629
Ending balance, Options Outstanding			108,629
Beginning balance, Weighted average exercise price options outstanding	$ 21.00
Weighted average exercise price options outstanding, Granted			$ 21.00
Ending balance, Weighted average exercise price options outstanding			$ 21.00
Class O Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, granted			224,244
Ending balance, Number of units	800,000		1,100,000
Class O Units [Member] | 2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of units	1,622,747		1,471,943	699,368	592,068
Number of units, granted			224,244	908,925	114,676
Number of units, Cancelled/Expired	(75,454)		(73,440)	(136,350)	(7,376)
Ending balance, Number of units	1,547,293		1,622,747	1,471,943	699,368
Beginning balance, Weighted average exercise price units	$ 23.44		$ 23.09	$ 20.00	$ 20.00
Weighted average exercise price units, Granted			$ 25.00	$ 25.00	$ 20.00
Weighted average exercise price units, Cancelled/Expired	$ 23.21
Ending balance, Weighted average exercise price units	$ 23.45		$ 23.44	$ 23.09	$ 20.00
Beginning balance, Weighted average fair value	$ 3.84		$ 2.84	$ 4.38	$ 4.41
Weighted average fair value, Granted			$ 10.62	$ 1.99	$ 4.18
Weighted average fair value, Cancelled/Expired	$ 5.48		$ 5.31	$ 4.41	$ 4.41
Ending balance, Weighted average fair value	$ 3.76		$ 3.84	$ 2.84	$ 4.38
Class RS Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ending balance, Number of units	100,000		100,000
Class RS Units [Member] | 2013 Equity Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted			370,410
Options, Cancelled/Expired			(2,500)
Ending balance, Options Outstanding			367,910
Class RS Units [Member] | 2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of units	173,750		178,750	50,000		50,000
Number of units, granted				150,000
Number of units, Released from restriction	(90,437)	[1]	(5,000)	(21,250)
Ending balance, Number of units	83,313		173,750	178,750		50,000
Beginning balance, Weighted average exercise price units	$ 21.86
Weighted average exercise price units, Released from restriction	$ 24.93	[1]
Ending balance, Weighted average exercise price units	$ 23.65		$ 21.86

[1]	This represents Class RS units that upon vesting have converted to Operating Partnership units.